Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ 238,162	¥ (102,122)	¥ (429,586)
Trading account securities, excluding derivatives	(1,030,260)	(722,298)	19,218
Trading account losses—net	(792,098)	(824,420)	(410,368)
Foreign exchange derivative contracts	57,914	(44,693)	(79,559)
Net trading losses	¥ (734,184)	¥ (869,113)	¥ (489,927)